Financial assets and liabilities - Cross currency interests rate swaps (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Cross currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	$ 18,000,000	$ 21,000,000